EliteDesigns® Variable Annuity EliteDesigns® II Variable Annuity	EliteDesigns® Variable Annuity EliteDesigns® II Variable Annuity
Issued by:	Issued by:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001	First Security Benefit Life Insurance and Annuity Company of New York 350 Park Avenue, 14th Floor New York, NY 10022

Supplement Dated February 26, 2016
To Prospectus Dated May 1, 2015

Important Information about

Wells Fargo Intrinsic Value VT
Wells Fargo Small Cap Value VT

This Supplement updates certain information in the Prospectus. Please read this Supplement carefully and retain it for future use.

Effective April 27, 2016, the Wells Fargo Intrinsic Value VT and Wells Fargo Small Cap Value VT Subaccounts (the “Subaccounts”) will no longer be available as investment options under your Contract. The underlying funds of the Subaccounts, the Wells Fargo Intrinsic Value VT and Wells Fargo Small Cap Value VT (the “Funds”), are expected to be liquidated on or about April 29, 2016.

If you have allocated Contract Value to the Subaccounts, you may want to consider transferring your Contract Value to another available subaccount prior to April 29, 2016. Should you choose to request such a transfer, there will be no fees, charges, tax effects, penalties or alteration of your rights for transferring Contract Value from the Subaccounts to another subaccount, and such a transfer will not count toward any transfer limit under your Contract.

If a transfer request is not received by the close of business on April 28, 2016, Security Benefit Life Insurance Company will re-allocate Contract Value allocated to the Subaccounts and redemption proceeds received upon the Funds’ liquidation to the Rydex VIF U.S. Government Money Market Subaccount, which invests in the Rydex VIF U.S. Government Money Market Fund. The investment objective of the U.S. Government Money Market Fund is to seek to provide security of principal, high current income, and liquidity. In addition, if you have selected the Subaccounts as part of a Dollar Cost Averaging, Asset Allocation or Rebalancing Program and you do not contact us to change your allocation, future transactions that would have been allocated to the Subaccounts will be allocated to the Rydex VIF U.S. Government Money Market Subaccount.

More detailed information regarding the investment objective, policies, risks, and expenses associated with the Rydex VIF U.S. Government Money Market Fund, and other relevant information, may be found in the respective fund prospectus. The prospectus for an Underlying Fund should be read in conjunction with the Contract Prospectus. You may contact Security Benefit Life Insurance Company or First Security Benefit Life Insurance and Annuity Company of New York to obtain additional information, including a transfer request form or copies of the fund prospectus(es).

Below is a summary of the Subaccounts available under the Contract. There can be no assurance that any of the Underlying Funds will achieve its objective. More detailed information is contained in the prospectuses of the Underlying Funds, including information on the risks associated with the investments and investment techniques.

More detailed information regarding the investment objectives, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund prospectus. Prospectuses for the Underlying Funds should be read in conjunction with this Prospectus.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
7Twelve™ Balanced Portfolio		Seeks superior volatility risk-adjusted returns when compared to the bond and equity markets in general.	7Twelve Advisors, LLC
AB VPS Dynamic Asset Allocation	B	Seeks to maximize total return consistent with the Adviser’s determination of reasonable risk.	AllianceBernstein LP
AB VPS Global Thematic Growth	B	Seeks long-term growth of capital.	AllianceBernstein LP
AB VPS Growth and Income	B	Seeks long-term growth of capital.	AllianceBernstein LP
AB VPS Small/Mid Cap Value	B	Seeks long-term growth of capital.	AllianceBernstein LP
Adaptive Allocation Portfolio		Seeks tactical allocation.	Critical Math Advisors LLC
Alger Capital Appreciation	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
Alger Large Cap Growth	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
ALPS/Alerian Energy Infrastructure	III	Seeks investment results that correspond generally with price and yield performance of its underlying index, Alerian Energy Infrastructure Index.	ALPS Advisors, Inc.
American Century VP Income & Growth	II	Seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century Investment Mgmt., Inc.
American Century VP Inflation Protection	II	Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investment Mgmt., Inc.
American Century VP International	II	Seeks capital growth.	American Century Investment Mgmt., Inc.
American Century VP Mid Cap Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Mgmt., Inc.
American Century VP Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Mgmt., Inc.
American Funds IS® Asset Allocation	4	Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Mgmt. Company
American Funds IS® Blue Chip Income and Growth	4	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Mgmt. Company
American Funds IS® Global Bond	4	Seeks, over the long term, a high level of total return consistent with prudent investment management.	Capital Research and Mgmt. Company
American Funds IS® Global Growth	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Company
American Funds IS® Global Growth and Income	4	Seeks long-term growth of capital while providing current income.	Capital Research and Mgmt. Company
American Funds IS® Global Small Capitalization	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Company
American Funds IS® Growth	4	Seeks growth of capital.	Capital Research and Mgmt. Company

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
American Funds IS® Growth-Income	4	Seeks long-term growth of capital and income.	Capital Research and Mgmt. Company
American Funds IS® International	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Company
American Funds IS® International Growth and Income	4	Seeks long-term growth of capital while providing current income.	Capital Research and Mgmt. Company
American Funds IS® Mortgage	4	Seeks current income and preservation of capital.	Capital Research and Mgmt. Company
American Funds IS® New World	4	Seeks long-term capital appreciation.	Capital Research and Mgmt. Company
American Funds IS® U.S. Government/AAA-Rated Securities	4	Seeks a high level of current income consistent with preservation of capital.	Capital Research and Mgmt. Company
BlackRock Basic Value V.I.	3	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC
BlackRock Capital Appreciation V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock Equity Dividend V.I.	3	Seeks long-term total return and current income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock Global Opportunities V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock High Yield V.I.	3	Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors, LLC
BlackRock Large Cap Core V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock Large Cap Growth V.I.	3	Seeks long-term capital growth.	BlackRock Advisors, LLC
Deutsche Capital Growth VIP	B
Seeks long-term growth of capital. The fund normally invests at least 65% of total assets in equities, mainly common stocks of US companies. The fund generally focuses on established companies that are similar in size to the companies in the S&P 500® Index (generally 500 of the largest companies in the US) or the Russell 1000® Growth Index (generally those stocks among the 1,000 largest US companies that have relatively higher price-to-earnings ratios and higher forecasted growth).
			Deutsche Investment Mgmt. Americas Inc.
Deutsche Core Equity VIP	B
Seeks long-term growth of capital, current income and growth of income. Under normal circumstances, the fund invests at least 80% of total assets, determined at the time of purchase, in equities, mainly common stocks. Although the fund can invest in companies of any size and from any country, it invests primarily in large US companies. Portfolio management may favor securities from different industries and companies at different times.
			Deutsche Investment Mgmt. Americas Inc.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Deutsche Global Growth VIP	B
Seeks long-term capital growth. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of companies throughout the world that portfolio management considers to be “blue chip” companies.
Deutsche Investment Mgmt. Americas Inc.
Deutsche Global Small Cap VIP	B
Seeks above-average capital appreciation over the long term. The fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of small companies throughout the world (companies with market values similar to the smallest 30% of the aggregate market capitalization of the S&P Developed Broad Market Index). The fund may invest up to 20% of total assets in common stocks and other equities of large companies or in debt securities, including up to 5% of net assets in junk bonds (grade BB/Ba and below). The fund may invest in common stocks and other types of equities such as preferred stocks or convertible securities.
Deutsche Investment Mgmt. Americas Inc.
Deutsche Government & Agency Securities VIP	B
Seeks high current income consistent with preservation of capital. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in US government securities and repurchase agreements of US government securities. The fund normally invests all of its assets in securities issued or guaranteed by the US government, its agencies or instrumentalities, except the fund may invest up to 10% of its net assets in cash equivalents, such as money market funds, and short-term bond funds. These securities may not be issued or guaranteed by the US government, its agencies or instrumentalities.
Deutsche Investment Mgmt. Americas Inc.
Deutsche High Income VIP	B
Seeks a high level of current income. Under normal circumstances, the fund generally invests at least 65% of net assets, plus the amount of any borrowings for investment purposes, in junk bonds, which are those rated below the fourth highest credit rating category (that is, grade BB/Ba and below). The fund may invest up to 50% of total assets in bonds denominated in US dollars or foreign currencies from foreign issuers.
Deutsche Investment Mgmt. Americas Inc.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Deutsche Large Cap Value VIP	B
Seeks a high rate of total return. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large US companies that are similar in size to the companies in the Russell 1000® Value Index and that portfolio management believes are undervalued. Although the fund can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize certain sectors, even investing more than 25% of total assets in any one sector. The fund may invest up to 20% of total assets in foreign securities.
Deutsche Investment Mgmt. Americas Inc.
Deutsche Small Mid Cap Value VIP	B
Seeks long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small and mid-size US companies. While the fund invests mainly in US stocks, it could invest up to 20% of net assets in foreign securities. The fund’s equity investments are mainly common stocks, but may also include other types of equities such as preferred or convertible stocks. The fund may also invest in initial public offerings and real estate investment trusts.
Deutsche Investment Mgmt. Americas Inc.
Dimensional VA Global Bond Portfolio		Seeks a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd and DFA Australia Limited
Dimensional VA International Small Portfolio		Seeks long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd and DFA Australia Limited
Dimensional VA International Value Portfolio		Seeks long-term capital appreciation	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd and DFA Australia Limited
Dimensional VA Short-Term Fixed Portfolio		Seeks a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd and DFA Australia Limited
Dimensional VA U.S. Large Value Portfolio		Seeks long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA U.S. Targeted Value Portfolio		Seeks long-term capital appreciation.	Dimensional Fund Advisors LP
Dreyfus IP Small Cap Stock Index	Service	Seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).	The Dreyfus Corporation
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	The Dreyfus Corporation
Dreyfus Stock Index	Service	Seeks to match the total return of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500® Index).	The Dreyfus Corporation	Mellon Capital Mgmt. Corporation
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corporation	Fayez Sarofim & Company
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	The Dreyfus Corporation	Boston Company Asset Mgmt., LLC

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Eaton Vance VT Floating-Rate Income		Seeks high level of current income.	Eaton Vance Mgmt.
Eaton Vance VT Large-Cap Value		Seeks total return.	Eaton Vance Mgmt.
Federated Fund for U.S. Government Securities II	II	Seeks current income by investing primarily in a diversified portfolio of U.S. government and government agency securities and mortgage-backed securities.	Federated Investment Mgmt. Company
Federated High Income Bond II	Service	Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.	Federated Investment Mgmt. Company
Fidelity® VIP Balanced	Service Class 2	Seeks income and capital growth consistent with reasonable risk.	Fidelity Mgmt. & Research Company	Fidelity Investment Money Mgmt., Inc., FMR Company, Inc. and other investment advisers
Fidelity® VIP Contrafund®	Service Class 2	Seeks long-term capital appreciation.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Disciplined Small Cap	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Company	Geode Capital Mgmt., LLC and FMR Company, Inc.
Fidelity® VIP Emerging Markets	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Growth & Income	Service Class 2	Seeks high total return through a combination of current income and capital appreciation.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Growth Opportunities	Service Class 2	Seeks capital growth.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP High Income	Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Index 500	Service Class 2	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity Mgmt. & Research Company	Geode Capital Mgmt., LLC and FMR Company, Inc.
Fidelity® VIP Investment Grade Bond	Service Class 2	Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Mgmt. & Research Company	Fidelity Investment Money Mgmt., Inc. and other investment advisers
Fidelity® VIP Mid Cap	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Overseas	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Real Estate	Service Class 2	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity SelectCo, LLC	FMR Company, Inc. and other investment advisers
Fidelity® VIP Strategic Income	Service Class 2	Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity Mgmt. & Research Company	Fidelity Investment Money Mgmt., Inc., FMR Company, Inc., FIL Investment Advisors (UK) Ltd. and other investment advisers
FormulaFolios US Equity Portfolio	1	Seeks long-term capital appreciation.	FormulaFolio Investments, LLC
Franklin Flex Cap Growth VIP Fund	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Growth and Income VIP Fund	2	Seeks capital appreciation with current income as a secondary goal.	Franklin Advisers, Inc.
Franklin High Income VIP Fund	2	Seeks a high level of current income with capital appreciation as a secondary goal.	Franklin Advisers, Inc.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Franklin Income VIP Fund	2	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Large Cap Growth VIP Fund	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund	2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares VIP Fund	2	Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund	2	Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund	2	Seeks long-term total return.	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund	2	Seeks long-term capital growth.	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund	2	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal.	Franklin Advisers, Inc.
Franklin U.S. Government Securities VIP Fund	2	Seeks income.	Franklin Advisers, Inc.
Goldman Sachs VIT Growth Opportunities	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT High Quality Floating Rate	Service	Seeks a high level of current income, consistent with low volatility of principal.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Large Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Mid Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Small Cap Equity Insights	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Strategic Growth	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Strategic International Equity	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Guggenheim VIF All Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF CLS AdvisorOne Global Diversified Equity		Seeks long-term growth of capital without regard to current income.	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF CLS AdvisorOne Global Growth		Seeks total return, consisting of capital growth and income.	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF CLS AdvisorOne Growth and Income		Seeks a combination of current income and growth of capital.	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF Floating Rate Strategies		Seeks a high level of current income while maximizing total return.	Guggenheim Investments
Guggenheim VIF Global Managed Futures Strategy		Seeks to generate positive total returns over time.	Guggenheim Investments
Guggenheim VIF High Yield		Seeks high current income; capital appreciation is secondary objective.	Guggenheim Investments
Guggenheim VIF Large Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Long Short Equity		Seeks long term capital appreciation.	Guggenheim Investments

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Guggenheim VIF Macro Opportunities		Seeks total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF Managed Asset Allocation		Seeks growth of capital and, secondarily, preservation of capital.	Guggenheim Investments
Guggenheim VIF Mid Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Multi-Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments
Guggenheim VIF Small Cap Value		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF StylePlus Large Core		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Large Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Mid Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Small Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Total Return Bond		Seeks total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF World Equity Income		Seeks total return, comprised of capital appreciation and income.	Guggenheim Investments
Ibbotson Aggressive Growth ETF Asset Allocation	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt. LLC
Ibbotson Balanced ETF Asset Allocation	II	Seeks capital appreciation and some current income.	ALPS Advisors, Inc.	Morningstar Investment Mgmt. LLC
Ibbotson Conservative ETF Asset Allocation	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt. LLC
Ibbotson Growth ETF Asset Allocation	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt. LLC
Ibbotson Income and Growth ETF Asset Allocation	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt. LLC
Invesco V.I. American Franchise	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. American Value	Series II	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	Invesco Advisers, Inc.
Invesco V.I. Balanced-Risk Allocation	Series II	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.
Invesco V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Equity and Income	Series II	Seeks both capital appreciation and current income.	Invesco Advisers, Inc.
Invesco V.I. Global Core Equity	Series II	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers, Inc.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Invesco V.I. Global Health Care	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate	Series II	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.	Invesco Asset Management Ltd.
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. Growth and Income	Series II	Seeks long-term growth of capital and income.	Invesco Advisers, Inc.
Invesco V.I. High Yield	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Managed Volatility	Series II	Seeks both capital appreciation and current income while managing portfolio volatility.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. S&P 500 Index	Series II	Seeks investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s® 500 Composite Stock Price Index.	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Ivy Funds VIP Asset Strategy		Seeks total return.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Balanced		Seeks total return through a combination of capital appreciation and current income.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Core Equity		Seeks capital growth and appreciation.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Dividend Opportunities		Seeks total return.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Energy		Seeks capital growth and appreciation.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Global Bond		Seeks a high level of current income. Capital appreciation is a secondary objective.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Global Growth		Seeks to provide growth of capital.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Global Natural Resources		Seeks capital growth and appreciation.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Growth		Seeks growth of capital.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP High Income		Seeks total return through a combination of high current income and capital appreciation.	Waddell & Reed Investment Mgmt. Company

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Ivy Funds VIP International Core Equity		Seeks capital growth and appreciation.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Limited-Term Bond		Seeks current income consistent with preservation of capital.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Mid Cap Growth		Seeks growth of capital.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Real Estate Securities		Seeks total return through capital appreciation and current income.	Waddell & Reed Investment Mgmt. Company	Advantus Capital Mgmt.
Ivy Funds VIP Science and Technology		Seeks growth of capital.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Small Cap Growth		Seeks growth of capital.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Small Cap Value		Seeks capital appreciation.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Value		Seeks capital appreciation.	Waddell & Reed Investment Mgmt. Company
Janus Aspen Enterprise	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Forty	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Janus Portfolio	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Overseas	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Perkins Mid Cap Value	Service	Seeks capital appreciation.	Janus Capital Mgmt. LLC	Perkins Investment Mgmt. LLC
JPMorgan Insurance Trust Core Bond Portfolio	2	Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	JPMIM
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2	Seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.	JPMIM
JPMorgan Insurance Trust Small Cap Core Portfolio	2	Seeks capital growth over the long term.	JPMIM
JPMorgan Insurance Trust US Equity Portfolio	2	Seeks high total return from a portfolio of selected equity securities.	JPMIM
Lord Abbett Series Bond-Debenture VC	VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Company LLC
Lord Abbett Series Calibrated Dividend Growth VC	VC	Seeks current income and capital appreciation.	Lord, Abbett & Company LLC
Lord Abbett Series Classic Stock VC	VC	Seeks growth of capital and growth of income consistent with reasonable risk.	Lord, Abbett & Company LLC
Lord Abbett Series Developing Growth VC	VC	Seeks long-term growth of capital.	Lord, Abbett & Company LLC

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Lord Abbett Series Fundamental Equity VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Company LLC
Lord Abbett Series Growth and Income VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Company LLC
Lord Abbett Series Growth Opportunities VC	VC	Seeks capital appreciation.	Lord, Abbett & Company LLC
Lord Abbett Series Mid Cap Stock VC	VC	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord, Abbett & Company LLC
Lord Abbett Series Total Return VC	VC	Seeks income and capital appreciation to produce a high total return.	Lord, Abbett & Company LLC
Lord Abbett Series Value Opportunities VC	VC	Seeks long-term capital appreciation.	Lord, Abbett & Company LLC
MFS® VIT Emerging Markets Equity	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT Global Tactical Allocation	Service	Seeks total return.	Massachusetts Financial Services Company
MFS® VIT High Yield	Service	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	Massachusetts Financial Services Company
MFS® VIT II MA Investors Growth Stock	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT II Research International	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT International Value	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT Investors Trust	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT New Discovery	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT Research	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT Total Return	Service	Seeks total return.	Massachusetts Financial Services Company
MFS® VIT Total Return Bond	Service	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Financial Services Company
MFS® VIT Utilities	Service	Seeks total return.	Massachusetts Financial Services Company
Morgan Stanley UIF Emerging Markets Debt	II	Seeks high total return.	Morgan Stanley Investment Mgmt. Inc.
Morgan Stanley UIF Emerging Markets Equity	II	Seeks long-term capital appreciation.	Morgan Stanley Investment Mgmt. Inc.	Morgan Stanley Investment Mgmt. Ltd

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Neuberger Berman AMT Guardian	I	Seeks long-term growth of capital; current income is a secondary goal.	Neuberger Berman Investment Mgmt. LLC	Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Socially Responsive	S	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Investment Mgmt. LLC	Neuberger Berman Investment Advisers LLC
Oppenheimer Global Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Global Strategic Income Fund/VA	Service	Seeks total return.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer International Growth Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund®/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
PIMCO VIT All Asset	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Mgmt. Company LLC	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Seeks maximum real return, consistent with prudent investment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Foreign Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Global Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Global Multi-Asset Managed Allocation	Advisor	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Investment Mgmt. Company LLC
PIMCO VIT High Yield	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Low Duration	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Real Return	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Short-Term	Advisor	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Company LLC
Pioneer Bond VCT	II	Seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk.	Pioneer Investment Mgmt., Inc.
Pioneer Emerging Markets VCT	II	Seeks long-term growth of capital.	Pioneer Investment Mgmt., Inc.
Pioneer Equity Income VCT	II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Pioneer Investment Mgmt., Inc.
Pioneer High Yield VCT	II	Seeks to maximize total return through a combination of income and capital appreciation.	Pioneer Investment Mgmt., Inc.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Pioneer Real Estate Shares VCT	II	Seeks long-term growth of capital.	Pioneer Investment Mgmt., Inc.
Pioneer Strategic Income VCT	II	Seeks a high level of current income.	Pioneer Investment Mgmt., Inc.
Power Income VIT	2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.	W.E. Donoghue & Company Inc.
Probabilities Fund	2	Seeks capital appreciation.	Probabilities Fund Mgmt., LLC
Putnam VT Absolute Return 500	IB
Seeks a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
			Putnam Investment Mgmt., LLC	The Putnam Advisory Company, LLC
Putnam VT Capital Opportunities	IB	Seeks long-term growth of capital.	Putnam Investment Mgmt., LLC
Putnam VT Diversified Income	IB	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.	Putnam Investment Mgmt., LLC
Putnam VT Equity Income	IB	Seeks capital growth and current income.	Putnam Investment Mgmt., LLC
Putnam VT Global Asset Allocation	IB	Seeks long-term return consistent with preservation of capital.	Putnam Investment Mgmt., LLC	The Putnam Advisory Company, LLC
Putnam VT Growth Opportunities	IB	Seeks capital appreciation.	Putnam Investment Mgmt., LLC
Putnam VT High Yield	IB	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Investment Mgmt., LLC
Putnam VT Income	IB	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.	Putnam Investment Mgmt., LLC
Putnam VT Investors	IB	Seeks long-term growth of capital and any increased income that results from this growth.	Putnam Investment Mgmt., LLC
Putnam VT Voyager	IB	Seeks capital appreciation.	Putnam Investment Mgmt., LLC
Redwood Managed Volatility	N	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.	Redwood Investment Mgmt., LLC
Rydex VIF Banking		Seeks capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.	Guggenheim Investments
Rydex VIF Basic Materials
Seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Guggenheim Investments

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Biotechnology
Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Guggenheim Investments
Rydex VIF Commodities Strategy		Seeks investment results that correlate to the performance of S&P GSCI™ Commodity Index.	Guggenheim Investments
Rydex VIF Consumer Products		Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.	Guggenheim Investments
Rydex VIF Dow 2x Strategy
Seeks returns that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Electronics
Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Guggenheim Investments
Rydex VIF Energy		Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.	Guggenheim Investments
Rydex VIF Energy Services
Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Guggenheim Investments
Rydex VIF Europe 1.25x Strategy		Seeks investment results that correlate, before fees and expenses, to 125% of the fair value of the STOXX 50® Index.	Guggenheim Investments
Rydex VIF Financial Services		Seeks capital appreciation by investing in companies that are involved in the financial services sector.	Guggenheim Investments
Rydex VIF Government Long Bond 1.2x Strategy
Seeks investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Health Care		Seeks capital appreciation by investing in companies that are involved in the health care industry.	Guggenheim Investments
Rydex VIF High Yield Strategy		Seeks investment results that correlate, before fees and expenses, to the performance of the high yield bond market.	Guggenheim Investments
Rydex VIF Internet		Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.	Guggenheim Investments
Rydex VIF Inverse Dow 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Government Long Bond Strategy
Seeks total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Mid-Cap Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse NASDAQ-100® Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Russell 2000® Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Inverse S&P 500 Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Japan 2x Strategy		Seeks investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average.	Guggenheim Investments
Rydex VIF Leisure		Seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.	Guggenheim Investments
Rydex VIF Mid-Cap 1.5x Strategy
Seeks investment results that correlate, before fees and expenses, the performance of a specific benchmark for mid-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P MidCap 400® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF NASDAQ-100®		Seeks investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The fund’s current benchmark is the NASDAQ-100 Index®.	Guggenheim Investments
Rydex VIF NASDAQ-100® 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Nova
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Precious Metals
Seeks capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.
Guggenheim Investments
Rydex VIF Real Estate		Seeks capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts.	Guggenheim Investments
Rydex VIF Retailing
Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers.
Guggenheim Investments

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Russell 2000® 1.5x Strategy
Seeks investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Russell 2000® 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the Russell 2000® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the S&P 500 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 Pure Growth
Seeks investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P 500 Pure Value
Seeks investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Growth
Seeks investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Value
Seeks investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The fund’s current benchmark is the S&P MidCap 400 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Growth
Seeks investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Value
Seeks investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Value Index.
Guggenheim Investments

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Strengthening Dollar 2x Strategy
Seeks investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The fund’s current benchmark is 200% of the performance of the U.S. Dollar Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Technology
Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Guggenheim Investments
Rydex VIF Telecommunications		Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.	Guggenheim Investments
Rydex VIF Transportation		Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.	Guggenheim Investments
Rydex VIF U.S. Government Money Market		Seeks security of principal, high current income, and liquidity.	Guggenheim Investments
Rydex VIF Utilities		Seeks capital appreciation by investing in companies that operate public utilities.	Guggenheim Investments
Rydex VIF Weakening Dollar 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
SEI VP Balanced Strategy	III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SIMC
SEI VP Conservative Strategy	III	Seeks to manage risk of loss while providing the opportunity for modest capital appreciation.	SIMC
SEI VP Defensive Strategy	III	Seeks to manage risk of loss while providing current income and opportunity for limited capital appreciation.	SIMC
SEI VP Market Growth Strategy	III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SIMC
SEI VP Market Plus Strategy	III	Seeks long-term capital appreciation.	SIMC
SEI VP Moderate Strategy	III	Seeks capital appreciation, while managing the risk of loss.	SIMC
T. Rowe Price Blue Chip Growth	II	Seeks long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
T. Rowe Price Health Sciences	II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.
T. Rowe Price Limited-Term Bond	II	Seeks a high level of income consistent with moderate fluctuations in principal value.	T. Rowe Price Associates, Inc.
Templeton Developing Markets VIP Fund	2	Seeks long-term capital appreciation.	Templeton Asset Mgmt. Ltd.
Templeton Foreign VIP Fund	2	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund	2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.
Templeton Growth VIP Fund	2	Seeks long-term capital growth.	Templeton Global Advisors Ltd.
Third Avenue Value		Seeks long-term capital appreciation.	Third Avenue Mgmt. LLC
Transparent Value Directional Allocation VI	II	Seeks investment results that, before fees and expenses, correspond generally to the performance of the Transparent Value Directional Allocation IndexSM (the "Directional Allocation Index").	Guggenheim Partners Investment Mgmt., LLC
Van Eck VIP Global Gold	S	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corporation
Van Eck VIP Global Hard Assets	S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corporation
Vanguard® VIF Balanced		Seeks long-term capital appreciation and reasonable current income.	Wellington Mgmt. Company LLP
Vanguard® VIF Capital Growth		Seeks long-term capital appreciation.	PRIMECAP Mgmt. Company
Vanguard® VIF Conservative Allocation		Seeks current income and low to moderate capital appreciation.	The Vanguard Group, Inc.
Vanguard® VIF Diversified Value		Seeks long-term capital appreciation and income.	Barrow, Hanley, Mewhinney & Strauss, LLC
Vanguard® VIF Equity Income		Seeks an above-average level of current income and reasonable long-term capital appreciation.	The Vanguard Group, Inc. and Wellington Mgmt. Company LLP
Vanguard® VIF Equity Index		Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	The Vanguard Group, Inc.
Vanguard® VIF Growth		Seeks long-term capital appreciation.	Jackson Square Partners, Wellington Mgmt. Company LLP, and William Blair & Company LLC
Vanguard® VIF High Yield Bond		Seeks a high level of current income.	Wellington Mgmt. Company LLP
Vanguard® VIF International		Seeks long-term capital appreciation.	Baillie Gifford Overseas Ltd., M&G Investment Mgmt. Limited, and Schroder Investment Mgmt. North America Inc.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Vanguard® VIF Mid-Cap Index		Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	The Vanguard Group, Inc.
Vanguard® VIF Moderate Allocation		Seeks capital appreciation and a low to moderate level of current income.	The Vanguard Group, Inc.
Vanguard® VIF REIT Index		Seeks a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.	The Vanguard Group, Inc.
Vanguard® VIF Short Term Investment Grade		Seeks current income while maintaining limited price volatility.	The Vanguard Group, Inc.
Vanguard® VIF Small Company Growth		Seeks long-term capital appreciation.	Arrowpoint Asset Mgmt. LLC, Granahan Investment Mgmt., Inc., and The Vanguard Group, Inc.
Vanguard® VIF Total Bond Market Index		Seeks to track the performance of a broad, market-weighted bond index.	The Vanguard Group, Inc.
Vanguard® VIF Total Stock Market Index		Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	The Vanguard Group, Inc.
Virtus Equity Trend Series	A	Seeks long-term capital appreciation.	Virtus Investment Advisers, Inc.	Euclid Advisors LLC
Virtus International Series	A	Seeks high total return consistent with reasonable risk.	Virtus Investment Advisers, Inc.	Euclid Advisors LLC
Virtus Multi-Sector Fixed Income Series	A	Seeks long-term total return.	Virtus Investment Advisers, Inc.	Newfleet Asset Mgmt.
Virtus Real Estate Securities Series	A	Seeks capital appreciation and income with approximately equal emphasis.	Virtus Investment Advisers, Inc.	Duff & Phelps
Virtus Small-Cap Growth Series	A	Seeks long-term capital growth.	Virtus Investment Advisers, Inc.	Kanye Anderson Rudnick
Virtus Strategic Allocation Series	A	Seeks high total return over an extended period of time consistent with prudent investment risk.	Virtus Investment Advisers, Inc.	Euclid Advisors LLC, Newfleet Asset Mgmt. LLC
Voya MidCap Opportunities Portfolio	S2	Seeks long-term capital appreciation.	Voya Investment, LLC	Voya Investment Mgmt. Company LLC
VY Clarion Global Real Estate Portfolio	S2	Seeks high total return consisting of capital appreciation and current income.	Voya Investment, LLC	CBRE Clarion Securities LLC
VY Clarion Real Estate Portfolio	S2	Seeks total return including capital appreciation and current income.	Directed Services LLC	CBRE Clarion Securities LLC
Wells Fargo International Equity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Omega Growth VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Opportunity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Western Asset Variable Global High Yield Bond	II	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC	Western Asset Mgmt. Company, Western Asset Mgmt. Company Ltd., and Western Asset Mgmt. Company Pte Ltd.

Please Retain This Supplement For Future Reference